INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	CAD 2,834
Intangible assets and goodwill, ending balance	CAD 4,714	CAD 2,834
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	2 years
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	60 years
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	CAD 3,074	3,015
Acquisitions	1,925	49
Additions and other	3	10
Intangible assets and goodwill, ending balance	5,002	3,074
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	240	193
Amortization	48	47
Intangible assets and goodwill, ending balance	288	240
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,097
Intangible assets and goodwill, ending balance	3,871	2,097
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,097	2,097
Acquisitions	1,774
Additions and other
Intangible assets and goodwill, ending balance	3,871	2,097
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Purchase and Sale Contracts and Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	85
Intangible assets and goodwill, ending balance	71	85
Purchase and Sale Contracts and Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	212	201
Acquisitions
Additions and other	4	11
Intangible assets and goodwill, ending balance	216	212
Purchase and Sale Contracts and Other | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	127	110
Amortization	18	17
Intangible assets and goodwill, ending balance	145	127
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	375
Intangible assets and goodwill, ending balance	495	375
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	488	440
Acquisitions	151	49
Additions and other	(1)	(1)
Intangible assets and goodwill, ending balance	638	488
Customer Relationships | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	113	83
Amortization	30	30
Intangible assets and goodwill, ending balance	143	113
Purchase Option
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	277
Intangible assets and goodwill, ending balance	277	277
Purchase Option | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	277	277
Acquisitions
Additions and other
Intangible assets and goodwill, ending balance	277	277
Purchase Option | Cost | Midstream
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	277
Intangible assets and goodwill, ending balance		277
Purchase Option | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0
Amortization
Intangible assets and goodwill, ending balance	0	0
Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	737
Intangible assets and goodwill, ending balance	843	737
Intangible Assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	977	918
Acquisitions	151	49
Additions and other	3	10
Intangible assets and goodwill, ending balance	1,131	977
Intangible Assets | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	240	193
Amortization	48	47
Intangible assets and goodwill, ending balance	CAD 288	CAD 240